Related Party Transactions and Balances (Details)	12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 USD ($)
Related Party Transactions and Balances [Line Items]
Lease property	$ 70,500
Annual rental expense	846,000
Lease expenses	846,000	$ 899,970
Chan Ming Dave [Member]
Related Party Transactions and Balances [Line Items]
Capital contributions	$ 762,688	$ 4,961,320